Related party transactions (Details) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Total	$ 871,999	$ 793,346
Trade And Other Receivables [Member]
Disclosure of financial assets [line items]
Total	786,200	633,834
Investments In Financial Assets [Member]
Disclosure of financial assets [line items]
Total	248,544	267,365
Trade and Other Payables [Member]
Disclosure of financial assets [line items]
Total	(158,591)	(104,282)
Borrowings [Member]
Disclosure of financial assets [line items]
Total	$ (4,154)	$ (3,571)